Offsetting of Derivative Assets and of Securities Purchased Under Agreements to Resell Within Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Net Amount Presented	$ 500.0		$ 35.4
Derivatives
Derivative [Line Items]
Gross Recognized Assets	3,103.6	[1]	2,066.9	[1]
Gross Amounts Offset	1,369.0	[1]	1,101.1	[1]
Net Amount Presented	1,734.6	[1]	965.8	[1]
Gross Amounts Not Offset		[1]		[1]
Net Amount	1,734.6	[1],[2]	965.8	[1],[2]
Derivatives | Subject to Master Netting Arrangement
Derivative [Line Items]
Gross Recognized Assets	2,850.4	[1]
Gross Amounts Offset	1,369.0	[1]
Net Amount Presented	1,481.4	[1]
Gross Amounts Not Offset		[1]
Net Amount	1,481.4	[1],[2]
Derivatives | Not Subject to Master Netting Arrangement
Derivative [Line Items]
Gross Recognized Assets	253.2	[1]
Gross Amounts Offset		[1]
Net Amount Presented	253.2	[1]
Gross Amounts Not Offset		[1]
Net Amount	253.2	[1],[2]
Derivatives | Foreign Exchange Contracts | Over the Counter Derivative
Derivative [Line Items]
Gross Recognized Assets	2,612.5	[1]	1,756.6	[1]
Gross Amounts Offset	1,073.3	[1]	877.1	[1]
Net Amount Presented	1,539.2	[1]	879.5	[1]
Gross Amounts Not Offset		[1]		[1]
Net Amount	1,539.2	[1],[2]	879.5	[1],[2]
Derivatives | Interest Rate Swaps | Over the Counter Derivative
Derivative [Line Items]
Gross Recognized Assets	228.8	[1]	310.3	[1]
Gross Amounts Offset	47.5	[1]	68.3	[1]
Net Amount Presented	181.3	[1]	242.0	[1]
Gross Amounts Not Offset		[1]		[1]
Net Amount	181.3	[1],[2]	242.0	[1],[2]
Derivatives | Interest Rate Swaps | Exchange Cleared
Derivative [Line Items]
Gross Recognized Assets	9.1	[1]
Gross Amounts Offset	9.1	[1]
Net Amount Presented		[1]
Gross Amounts Not Offset		[1]
Net Amount		[1],[2]
Derivatives | Cross Product Netting Adjustment
Derivative [Line Items]
Gross Recognized Assets		[1]		[1]
Gross Amounts Offset	28.4	[1]	37.1	[1]
Net Amount Presented		[1]		[1]
Gross Amounts Not Offset		[1]		[1]
Net Amount		[1],[2]		[1],[2]
Derivatives | Cross Product Collateral Adjustment
Derivative [Line Items]
Gross Recognized Assets		[1]		[1]
Gross Amounts Offset	210.7	[1]	118.6	[1]
Net Amount Presented		[1]		[1]
Gross Amounts Not Offset		[1]		[1]
Net Amount		[1],[2]		[1],[2]
Securities Purchased under Agreements to Resell
Derivative [Line Items]
Gross Recognized Assets	500.0	[3]	35.4	[3]
Gross Amounts Offset		[3]		[3]
Net Amount Presented	500.0	[3]	35.4	[3]
Gross Amounts Not Offset	500.0	[3]	35.4	[3]
Net Amount		[2],[3]		[2],[3]

[1]	Derivative assets are reported in other assets in the consolidated balance sheet. Other assets (excluding derivative assets) totaled $3,029.4 million and $2,964.4 million as of December 31, 2013 and 2012, respectively.
[2]	Northern Trust did not possess any cash collateral that was not offset in the consolidated balance sheet that could have been used to offset the net amounts presented in the consolidated balance sheet as of December 31, 2013 and 2012.
[3]	Securities purchased under agreements to resell are reported in federal funds sold and securities purchased under agreements to resell in the consolidated balance sheet. Federal funds sold totaled $29.6 million and $25.4 million as of December 31, 2013 and 2012, respectively.